Income Taxes - Reconciliation of Effective Tax Rate and Statutory Income Tax Rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Applicable tax rate	25.00%	25.00%	25.00%